Quarterly Report
March 31, 2024
MFS®  Growth Series
MFS® Variable Insurance Trust
VEG-Q1

Portfolio of Investments
3/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 0.7%
Howmet Aerospace, Inc.	224,683	$15,375,058
Apparel Manufacturers – 0.7%
LVMH Moet Hennessy Louis Vuitton SE	17,118	$15,396,565
Brokerage & Asset Managers – 1.9%
Ares Management Co.	52,446	$6,974,269
CME Group, Inc.	47,111	10,142,527
KKR & Co., Inc.	210,213	21,143,224
		$38,260,020
Business Services – 3.6%
CoStar Group, Inc. (a)	241,278	$23,307,455
MSCI, Inc.	34,228	19,183,082
TransUnion	120,782	9,638,404
Verisk Analytics, Inc., “A”	93,497	22,040,048
		$74,168,989
Computer Software – 19.6%
Adobe Systems, Inc. (a)	2,964	$1,495,634
Cadence Design Systems, Inc. (a)	118,429	36,864,579
Datadog, Inc., “A” (a)	52,790	6,524,844
Intuit, Inc.	36,932	24,005,800
Microsoft Corp.	677,618	285,087,445
Salesforce, Inc.	52,481	15,806,228
Synopsys, Inc. (a)	56,618	32,357,187
		$402,141,717
Computer Software - Systems – 6.2%
Apple, Inc.	540,939	$92,760,220
ServiceNow, Inc. (a)	44,549	33,964,157
		$126,724,377
Construction – 2.9%
Martin Marietta Materials, Inc.	14,455	$8,874,503
Sherwin-Williams Co.	33,642	11,684,876
Vulcan Materials Co.	143,757	39,234,160
		$59,793,539
Consumer Products – 0.7%
Colgate-Palmolive Co.	61,623	$5,549,151
Estée Lauder Cos., Inc., “A”	57,565	8,873,645
		$14,422,796
Consumer Services – 0.9%
Uber Technologies, Inc. (a)	249,215	$19,187,063
Electrical Equipment – 2.3%
AMETEK, Inc.	132,522	$24,238,274
Amphenol Corp., “A”	197,058	22,730,640
		$46,968,914
Electronics – 14.1%
Applied Materials, Inc.	46,863	$9,664,557
ASML Holding N.V., ADR	38,569	37,430,057
KLA Corp.	25,274	17,655,658

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
Lam Research Corp.	22,675	$22,030,350
Marvell Technology, Inc.	36,526	2,588,963
NVIDIA Corp.	206,958	186,998,971
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	87,709	11,932,809
		$288,301,365
Entertainment – 0.8%
Spotify Technology S.A. (a)	61,432	$16,211,905
Gaming & Lodging – 1.4%
Hilton Worldwide Holdings, Inc.	111,579	$23,800,916
Las Vegas Sands Corp.	77,251	3,993,877
		$27,794,793
Insurance – 0.6%
Arthur J. Gallagher & Co.	48,485	$12,123,189
Internet – 12.9%
Alphabet, Inc., “A” (a)	792,158	$119,560,407
Alphabet, Inc., “C” (a)	83,321	12,686,455
Gartner, Inc. (a)	37,937	18,083,430
Meta Platforms, Inc., “A”	235,826	114,512,389
		$264,842,681
Leisure & Toys – 0.4%
Take-Two Interactive Software, Inc. (a)	56,080	$8,327,319
Machinery & Tools – 1.7%
Eaton Corp. PLC	110,039	$34,406,995
Medical & Health Technology & Services – 0.9%
ICON PLC (a)	28,522	$9,581,966
Veeva Systems, Inc. (a)	34,224	7,929,359
		$17,511,325
Medical Equipment – 4.8%
Agilent Technologies, Inc.	60,823	$8,850,355
Boston Scientific Corp. (a)	605,394	41,463,435
Danaher Corp.	47,357	11,825,990
STERIS PLC	30,369	6,827,559
Thermo Fisher Scientific, Inc.	48,997	28,477,546
		$97,444,885
Other Banks & Diversified Financials – 7.0%
Mastercard, Inc., “A”	161,038	$77,551,070
Moody's Corp.	6,805	2,674,569
Visa, Inc., “A”	223,752	62,444,708
		$142,670,347
Pharmaceuticals – 5.2%
Argenx SE, ADR (a)	9,558	$3,763,175
Eli Lilly & Co.	77,129	60,003,277
Regeneron Pharmaceuticals, Inc. (a)	15,620	15,034,094
Vertex Pharmaceuticals, Inc. (a)	59,214	24,752,044
Zoetis, Inc.	19,385	3,280,136
		$106,832,726

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Railroad & Shipping – 0.1%
Canadian Pacific Kansas City Ltd.	31,046	$2,737,326
Restaurants – 0.4%
Chipotle Mexican Grill, Inc., “A” (a)	2,888	$8,394,752
Specialty Chemicals – 1.8%
Linde PLC	77,753	$36,102,273
Specialty Stores – 7.7%
Amazon.com, Inc. (a)	759,856	$137,062,825
Lululemon Athletica, Inc. (a)	9,576	3,740,864
O'Reilly Automotive, Inc. (a)	14,503	16,372,147
		$157,175,836
Total Common Stocks		$2,033,316,755
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.38% (v)	11,854,758	$11,857,129

Other Assets, Less Liabilities – 0.1%		1,650,316
Net Assets – 100.0%		$2,046,824,200
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,857,129 and $2,033,316,755, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,033,316,755	$—	$—	$2,033,316,755
Mutual Funds	11,857,129	—	—	11,857,129
Total	$2,045,173,884	$—	$—	$2,045,173,884
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,845,884	$85,188,800	$87,173,807	$(1,568)	$(2,180)	$11,857,129
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$196,911	$—